	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO
		September 30, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 53.3%			Wireless Telecommunication Services 0.2%
Communication Services 4.2%			SoftBank Group (JPY)	2,100	83
			Vodafone Group, ADR	11,009	219
Diversified Telecommunication Services 0.4%					302
KT (KRW)	2,662	62	Total Communication Services		7,428
Nippon Telegraph & Telephone
(JPY)	9,300	445	Consumer Discretionary 6.4%
Telecom Italia (EUR)	104,817	57	Auto Components 0.5%
Telefonica Deutschland Holding
(EUR)	39,840	111	Aisin Seiki (JPY)	2,300	73
Telstra (AUD)	9,960	24	Aptiv	2,814	246
		699	Autoliv, SDR (SEK)	1,389	108
			Gentherm (1)	866	36
Entertainment 0.4%			Magna International	3,850	205
Electronic Arts (1)	2,761	270	Stanley Electric (JPY)	4,200	112
Netflix (1)	1,312	351	Sumitomo Rubber Industries
Zynga, Class A (1)	8,280	48	(JPY)	4,600	55
		669	Visteon (1)	501	41
Interactive Media & Services 2.7%					876
Alphabet, Class A (1)	311	380	Automobiles 0.3%
Alphabet, Class C (1)	1,336	1,629	Ferrari	246	38
Baidu, ADR (1)	466	48	Honda Motor (JPY)	2,700	71
Facebook, Class A (1)	9,553	1,701	Suzuki Motor (JPY)	2,900	123
IAC/InterActiveCorp (1)	685	149	Toyota Motor (JPY)	4,700	316
Match Group	410	29			548
NAVER (KRW)	504	66	Diversified Consumer Services 0.1%
Tencent Holdings (HKD)	18,100	757	American Public Education (1)	300	7
Yahoo Japan (JPY)	19,500	55	Bright Horizons Family Solutions
YY, ADR (1)	1,497	84	(1)	346	53
		4,898	Chegg (1)	632	19
Media 0.5%			J2 Acquisition (1)	2,506	24
Cable One	86	108	J2 Acquisition, Warrants,
			10/10/20 (1)	2,406	1
Comcast, Class A	6,496	293	Strategic Education	40	5
CyberAgent (JPY) (2)	2,000	77
Eutelsat Communications (EUR)	6,015	112			109
Stroeer (EUR)	1,297	99	Hotels, Restaurants & Leisure 0.9%
WPP (GBP)	13,682	171	Boyd Gaming	280	7
		860	Chuy's Holdings (1)	887	22
			Compass Group (GBP)	6,038	155
			Denny's (1)	1,980	45
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

		Shares/Par	$ Value			Shares/Par	$ Value
	(Cost and value in $000s)				(Cost and value in $000s)

	Drive Shack (1)	1,422	6		Dollar Tree (1)	6,868	784
	Dunkin' Brands Group	813	64		Ollie's Bargain Outlet Holdings
	Fiesta Restaurant Group (1)	1,209	13		(1)	1,272	74
	Hilton Worldwide Holdings	1,620	151		Tuesday Morning (1)	4,300	7
	Marriott International, Class A	1,004	125				1,268
	McDonald's	2,474	531		Specialty Retail 0.5%
	Norwegian Cruise Line Holdings				Aaron's	1,470	94
	(1)	87	4		Burlington Stores (1)	543	108
	OneSpaWorld Holdings (1)	1,200	19		Five Below (1)	92	12
	Papa John's International	962	50		Kingfisher (GBP)	49,599	126
	Red Robin Gourmet Burgers (1)	802	27		Michaels (1)	3,450	34
	Restaurant Brands International	1,268	90		Monro	1,374	108
	Royal Caribbean Cruises	1,105	120		National Vision Holdings (1)	399	10
	Wingstop	123	11	RH	(1)	109	19
	Wynn Resorts	43	5		Ross Stores	3,774	415
	Yum! Brands	1,153	131		TJX	240	13
			1,576		Ulta Beauty (1)	204	51
	Household Durables 0.3%						990
	Cavco Industries (1)	153	29		Textiles, Apparel & Luxury Goods 0.4%
	Panasonic (JPY)	13,500	110		Allbirds, Acquisition Date:
	Persimmon (GBP)	4,503	120		10/10/18 - 12/21/18, Cost $6
	Skyline Champion (1)	1,252	38	(1)	(3)(4)	116	7
	Sony (JPY)	2,000	118		Burberry Group (GBP)	5,130	137
	Tempur Sealy International (1)	909	70		Kering (EUR)	281	143
	TRI Pointe Group (1)	3,223	49		Moncler (EUR)	3,957	141
			534		NIKE, Class B	940	88
					Samsonite International (HKD)	32,700	69
	Internet & Direct Marketing Retail 2.7%
					VF	916	82
	A Place for Rover, Acquisition
Date:	5/25/18 , Cost $-						667
(1)	(3)(4)	52	—		Total Consumer Discretionary		11,406
	Alibaba Group Holding, ADR (1)	7,578	1,267		Consumer Staples 2.7%
	Amazon.com (1)	1,601	2,779
ASOS	(GBP) (1)	2,755	84		Beverages 0.2%
	Booking Holdings (1)	296	581		Boston Beer, Class A (1)	247	90
	Ctrip.com International, ADR (1)	1,351	40		Constellation Brands, Class A	67	14
	Zalando (EUR) (1)	1,902	87		Diageo (GBP)	5,505	225
			4,838		Kirin Holdings (JPY)	4,300	91
	Multiline Retail 0.7%				PepsiCo	201	28
	Dollar General	2,534	403				448

	The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Food & Staples Retailing 0.4%			Oil, Gas & Consumable Fuels 1.3%
Performance Food Group (1)	1,263	58	BP, ADR	4,111	156
Seven & i Holdings (JPY)	5,100	195	Chevron	440	52
Walmart	2,677	318	Concho Resources	722	49
Welcia Holdings (JPY)	1,400	71	ConocoPhillips	2,087	119
		642	Diamondback Energy	408	37
Food Products 1.6%			EOG Resources	2,767	206
Cal-Maine Foods	1,301	52	Equinor (NOK)	10,155	192
Collier Creek Holdings (1)	1,436	15	Jagged Peak Energy (1)	2,347	17
Conagra Brands	10,690	328	Kosmos Energy	816	5
Nestle (CHF)	7,831	849	Magnolia Oil & Gas, Class A (1)	3,040	34
Nomad Foods (1)	1,517	31	New Fortress Energy (1)	795	14
Post Holdings (1)	754	80	Pioneer Natural Resources	707	89
Sanderson Farms	394	60	Royal Dutch Shell, Class B, ADR	4,039	242
			Seven Generations Energy,
Simply Good Foods (1)	1,359	39	Class A (CAD) (1)	2,820	18
TreeHouse Foods (1)	1,292	72	Targa Resources	1,900	76
Tyson Foods, Class A	13,351	1,150	TC Energy	10,007	518
Wilmar International (SGD)	44,000	119	TOTAL (EUR) (2)	6,713	350
		2,795	TOTAL, ADR	1,865	97
Personal Products 0.5%			Venture Global LNG, Series B,
			Acquisition Date: 3/8/18, Cost
L'Oreal (EUR)	866	242	$3 (1)(3)(4)	1	5
Pola Orbis Holdings (JPY)	1,700	38	Venture Global LNG, Series C,
Unilever (GBP)	9,590	577	Acquisition Date: 5/25/17 -
		857	3/8/18, Cost $18 (1)(3)(4)	5	26
					2,302
Tobacco 0.0%
Philip Morris International	70	5	Total Energy		2,453
		5	Financials 8.1%
Total Consumer Staples		4,747	Banks 3.2%
Energy 1.4%			ABN AMRO Bank (EUR) (5)	7,255	128
			Atlantic Capital Bancshares (1)	924	16
Energy Equipment & Services 0.1%			Australia & New Zealand
Computer Modelling Group			Banking Group (AUD)	8,077	155
(CAD)	1,550	7	Bank of America	2,925	85
Dril-Quip (1)	431	21	BankUnited	1,645	55
Keane Group (1)	1,150	7	Barclays, ADR	3,304	24
Liberty Oilfield Services, Class A	1,462	16	BNP Paribas (EUR)	4,535	220
WorleyParsons (AUD)	11,371	100	Bridge Bancorp	1,000	30
		151	CenterState Bank	1,843	44
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value			Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Citigroup	5,726	396		Seacoast Banking (1)	2,019	51
Columbia Banking System	632	23		Sound Bank, Non-Voting Shares,
Commerzbank (EUR)	3,912	23		Acquisition Date: 5/6/19, Cost
				$3 (1)(3)(4)	307	3
CrossFirst Bankshares (1)	601	9		Sound Bank, Voting Shares,
CrossFirst Bankshares,				Acquisition Date: 5/6/19, Cost
Acquisition Date: 10/23/18,				$2 (1)(3)(4)	151	2
Cost $7 (1)(4)	490	7		Sound Bank, Warrants, 5/6/24,
Danske Bank (DKK)	5,498	76		Acquisition Date: 5/6/19, Cost
DBS Group Holdings (SGD)	6,075	110	$	- (1)(3)(4)	46	—
DNB (NOK)	12,836	226		South State	479	36
Equity Bancshares, Class A (1)	760	20		Standard Chartered (GBP)	13,570	114
Erste Group Bank (EUR)	1,422	47		Sumitomo Mitsui Trust Holdings
FB Financial	1,121	42		(JPY)	3,135	114
				Svenska Handelsbanken, A
Fifth Third Bancorp	5,086	139		Shares (SEK)	20,836	195
First Bancshares	735	24		Texas Capital Bancshares (1)	350	19
Grasshopper Bancorp,				Towne Bank	1,126	31
Acquisition Date: 10/12/18 -
5/2/19, Cost $5 (1)(3)(4)	528	5		U.S. Bancorp	1,843	102
Grasshopper Bancorp,				United Overseas Bank (SGD)	9,500	177
Warrants, 10/12/28,				Webster Financial	680	32
Acquisition Date: 10/12/18,
Cost $- (1)(3)(4)	104	—		Wells Fargo	18,786	948
Heritage Commerce	2,064	24		Western Alliance Bancorp	1,573	72
Heritage Financial	956	26				5,652
Home BancShares	3,860	73		Capital Markets 1.1%
Hope Bancorp	1,760	25		Ameriprise Financial	110	16
Independent Bank	277	21		Assetmark Financial Holdings
Independent Bank Group	973	51		(1)	307	8
ING Groep (EUR)	17,834	186		Cboe Global Markets	951	109
Intesa Sanpaolo (EUR)	42,249	100		Charles Schwab	3,390	142
Investors Bancorp	2,700	31		Close Brothers Group (GBP)	1,495	26
JPMorgan Chase	4,958	584		CME Group	941	199
Live Oak Bancshares	1,100	20		Conyers Park II Acquisition (1)	1,427	15
Lloyds Banking Group (GBP)	219,102	145		GAM Holding (CHF) (1)	4,451	18
Mitsubishi UFJ Financial Group				Goldman Sachs Group	160	33
(JPY)	35,800	182		Intercontinental Exchange	8,278	764
National Bank of Canada (CAD)	3,600	179		Macquarie Group (AUD)	1,981	176
Origin Bancorp	994	34		Moody's	47	10
Pacific Premier Bancorp	888	28		Morgan Stanley	2,301	98
Pinnacle Financial Partners	1,176	67		S&P Global	678	166
PNC Financial Services Group	194	27		TD Ameritrade Holding	5,793	270
Prosperity Bancshares	694	49				2,050
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Consumer Finance 0.1%			Tokio Marine Holdings (JPY)	4,800	257
American Express	626	74	Willis Towers Watson	3,188	615
Encore Capital Group (1)	1,476	49	Zurich Insurance Group (CHF)	584	224
PRA Group (1)	1,795	60			5,823
SLM	1,560	14	Thrifts & Mortgage Finance 0.1%
		197	Capitol Federal Financial	2,827	39
Diversified Financial Services 0.3%			Essent Group	630	30
AXA Equitable Holdings	5,274	117	Meridian Bancorp	2,225	42
Challenger (AUD)	20,143	100	PennyMac Financial Services (1)	1,635	50
Element Fleet Management			Radian Group	1,545	35
(CAD)	20,209	162	Sterling Bancorp	1,569	15
Mitsubishi UFJ Lease & Finance			WSFS Financial	586	26
(JPY)	14,300	83			237
		462	Total Financials		14,421
Insurance 3.3%			Health Care 7.7%
AIA Group (HKD)	12,800	121
American International Group	25,230	1,405	Biotechnology 0.8%
Assurant	651	82	10X Genomics, Class A (1)	75	4
Aviva (GBP)	23,168	114	AbbVie	1,721	130
AXA (EUR)	11,755	300	Acceleron Pharma (1)	560	22
Axis Capital Holdings	834	56	Agios Pharmaceuticals (1)	305	10
Chubb	3,550	573	Aimmune Therapeutics (1)	805	17
Direct Line Insurance Group			Alder Biopharmaceuticals (1)	314	6
(GBP)	35,552	131	Alexion Pharmaceuticals (1)	1,149	113
Hanover Insurance Group	463	63	Allogene Therapeutics (1)	160	4
Marsh & McLennan	4,163	417	Amgen	10	2
Munich Re (EUR)	1,095	283	AnaptysBio (1)	213	7
PICC Property & Casualty, H			Argenx, ADR (1)	312	36
Shares (HKD)	116,000	135	Ascendis Pharma, ADR (1)	1,113	107
Ping An Insurance Group, H			Autolus Therapeutics, ADR (1)	107	1
Shares (HKD)	18,500	213
Progressive	136	10	BeiGene, ADR (1)	29	4
ProSight Global (1)	387	7	Blueprint Medicines (1)	456	34
Prudential (GBP)	11,568	210	Corvus Pharmaceuticals (1)	370	1
RSA Insurance Group (GBP)	13,156	86	CSL (AUD)	505	80
Safety Insurance Group	322	33	CytomX Therapeutics (1)	411	3
Selective Insurance Group	1,269	95	Enanta Pharmaceuticals (1)	50	3
State Auto Financial	580	19	G1 Therapeutics (1)	188	4
Storebrand (NOK)	20,425	129	Global Blood Therapeutics (1)	943	46
Sun Life Financial (CAD)	5,475	245	Homology Medicines (1)	479	9
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value			Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

IGM Biosciences (1)	200	4		NuVasive (1)	483	31
ImmunoGen (1)	411	1		Pax Labs, Class A, Acquisition
Immunomedics (1)	790	10	Date:	4/18/19, Cost $15
			(1)	(3)(4)	3,864	15
Insmed (1)	1,578	28		Penumbra (1)	30	4
Krystal Biotech (1)	105	4		Quidel (1)	1,041	64
Madrigal Pharmaceuticals (1)	47	4		STERIS	116	17
Momenta Pharmaceuticals (1)	853	11		Stryker	4,134	894
Orchard Therapeutics, ADR (1)	1,043	12		Teleflex	444	151
Principia Biopharma (1)	315	9		Wright Medical Group (1)	848	17
PTC Therapeutics (1)	340	11		Zimmer Biomet Holdings	1,062	146
Radius Health (1)	1,773	46
Sage Therapeutics (1)	562	79				6,000
Sarepta Therapeutics (1)	70	5		Health Care Providers & Services 1.0%
Scholar Rock Holding (1)	219	2		Acadia Healthcare (1)	1,189	37
Seattle Genetics (1)	261	22		Amedisys (1)	383	50
Tricida (1)	283	9		Anthem	1,163	279
Ultragenyx Pharmaceutical (1)	560	24		Centene (1)	1,225	53
Vertex Pharmaceuticals (1)	2,633	446		Cigna	2,679	407
Xencor (1)	841	28		Cross Country Healthcare (1)	1,345	14
		1,398		Fresenius (EUR)	3,740	175
				Hanger (1)	2,133	43
Health Care Equipment & Supplies 3.4%
				HCA Healthcare	431	52
Abbott Laboratories	953	80		Molina Healthcare (1)	767	84
Alcon (CHF) (1)	1,120	65		U.S. Physical Therapy	315	41
Alcon (1)	4,113	240		UnitedHealth Group	2,059	447
AtriCure (1)	560	14		WellCare Health Plans (1)	515	134
Avanos Medical (1)	1,244	47
Becton Dickinson & Company	3,851	974				1,816
Boston Scientific (1)	7,600	309		Health Care Technology 0.1%
Danaher	8,397	1,213		HMS Holdings (1)	1,304	45
Elekta, B Shares (SEK)	8,541	112		Siemens Healthineers (EUR)	3,187	125
Exact Sciences (1)	160	14		Veeva Systems, Class A (1)	100	15
GN Store Nord (DKK)	2,391	97				185
ICU Medical (1)	176	28		Life Sciences Tools & Services 0.6%
Intuitive Surgical (1)	818	442		Adaptive Biotechnologies (1)	194	6
iRhythm Technologies (1)	293	22		Agilent Technologies	280	21
JAND, Class A, Acquisition Date:				Bruker	1,361	60
3/9/18, Cost $7 (1)(3)(4)	443	7
Koninklijke Philips (EUR)	9,591	443		Thermo Fisher Scientific	3,601	1,049
Medtronic	4,771	518				1,136
Nevro (1)	416	36
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value			Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Pharmaceuticals 1.8%				Air Freight & Logistics 0.3%
Astellas Pharma (JPY)	24,200	346		United Parcel Service, Class B	4,564	547
Bayer (EUR)	4,233	298				547
Cara Therapeutics (1)	472	9		Airlines 0.2%
Catalent (1)	1,585	76		Alclear Holdings, Class B,
Elanco Animal Health (1)	5,761	153		Acquisition Date: 3/6/18 -
Eli Lilly	16	2		12/13/18, Cost $18
GlaxoSmithKline, ADR	5,950	254	(1)	(3)(4)(6)	118	26
Merck	5,202	438		Delta Air Lines	1,296	75
MyoKardia (1)	536	28		Hawaiian Holdings	1,110	29
Novartis (CHF)	5,416	470		United Airlines Holdings (1)	1,925	170
Novo Nordisk, B Shares (DKK)	2,144	111				300
Odonate Therapeutics (1)	120	3		Building Products 0.1%
Otsuka Holdings (JPY)	3,100	116		CSW Industrials	121	8
Reata Pharmaceuticals, Class A				Gibraltar Industries (1)	1,178	54
(1)	180	14		PGT Innovations (1)	1,592	28
Roche Holding (CHF)	1,687	491		Quanex Building Products	1,012	18
Sanofi (EUR)	3,232	299		Simpson Manufacturing	531	37
Takeda Pharmaceutical, ADR	3,261	56				145
TherapeuticsMD (1)	8,278	30
Turning Point Therapeutics (1)	225	9		Commercial Services & Supplies 0.3%
WaVe Life Sciences (1)	136	3		Brink's	1,419	118
Zoetis	160	20		Cintas	189	51
		3,226		Heritage-Crystal Clean (1)	942	25
				Rentokil Initial (GBP)	10,220	59
Total Health Care		13,761
				Republic Services	478	41
Industrials & Business Services 6.1%				Stericycle (1)	200	10
Aerospace & Defense 2.0%			Team	(1)	1,410	25
Aerojet Rocketdyne Holdings (1)	1,448	73		Waste Connections	1,462	135
Boeing	5,649	2,149				464
BWX Technologies	1,385	79		Construction & Engineering 0.2%
Cubic	1,019	72		Jacobs Engineering Group	2,990	274
L3Harris Technologies	1,162	242		Valmont Industries	361	50
Meggitt (GBP)	28,157	220				324
Moog, Class A	311	25
Northrop Grumman	1,725	647		Electrical Equipment 0.5%
Teledyne Technologies (1)	428	138		ABB (CHF)	8,517	168
				AZZ	1,011	44
		3,645
				Bloom Energy, Class A (1)	1,085	4
				Legrand (EUR)	1,348	96
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Melrose Industries (GBP)	59,907	148	IHS Markit (1)	644	43
Mitsubishi Electric (JPY)	18,900	252	Recruit Holdings (JPY)	5,200	159
Prysmian (EUR)	5,138	110	TechnoPro Holdings (JPY)	1,100	66
Thermon Group Holdings (1)	650	15			330
		837	Road & Rail 0.2%
Industrial Conglomerates 1.3%			Canadian Pacific Railway	434	97
CK Hutchison Holdings (HKD)	17,784	157	Central Japan Railway (JPY)	700	144
DCC (GBP)	1,611	140	Kansas City Southern	291	39
General Electric	77,603	694	Knight-Swift Transportation
Honeywell International	2,595	439	Holdings	1,075	39
Roper Technologies	1,320	471	Landstar System	280	31
Siemens (EUR)	3,775	404	Norfolk Southern	30	5
		2,305	Schneider National, Class B	1,231	27
			Union Pacific	295	48
Machinery 0.5%
					430
Barnes Group	490	25
Chart Industries (1)	784	49	Trading Companies & Distributors 0.3%
ESCO Technologies	911	72	Mitsubishi (JPY)	6,100	150
Federal Signal	270	9	SiteOne Landscape Supply (1)	1,313	97
Fortive	2,201	151	Sumitomo (JPY)	16,400	257
Gardner Denver Holdings (1)	1,260	36			504
Graco	870	40	Total Industrials & Business Services		10,821
Helios Technologies	459	19	Information Technology 9.9%
John Bean Technologies	873	87
Knorr-Bremse (EUR)	949	89	Communications Equipment 0.4%
Mueller Water Products, Class A	3,570	40	Cisco Systems	6,425	317
REV Group	840	10	LM Ericsson, B Shares (SEK)	18,651	149
SMC (JPY)	200	86	Motorola Solutions	1,708	291
THK (JPY)	5,400	143			757
Toro	944	69	Electronic Equipment, Instruments & Components 0.7%
Xylem	30	2	CTS	1,330	43
		927	Hamamatsu Photonics (JPY)	2,600	97
Marine 0.0%			Keysight Technologies (1)	3,098	301
Matson	1,678	63	Largan Precision (TWD)	1,000	143
			Littelfuse	200	35
		63
			Murata Manufacturing (JPY)	2,200	107
Professional Services 0.2%			National Instruments	1,684	71
CoStar Group (1)	51	30	Novanta (1)	885	72
Equifax	90	13	Omron (JPY)	2,100	116
Huron Consulting Group (1)	320	19
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

		Shares/Par	$ Value			Shares/Par	$ Value
	(Cost and value in $000s)				(Cost and value in $000s)

	TE Connectivity	1,908	178		Monolithic Power Systems	150	23
			1,163		NVIDIA	1,231	214
	IT Services 2.7%				NXP Semiconductors	5,000	546
	ANT International, Class C,				PDF Solutions (1)	1,359	18
	Acquisition Date: 6/7/18, Cost				QUALCOMM	1,871	143
	$61 (1)(3)(4)	10,922	70		Renesas Electronics (JPY) (1)	8,400	55
	Automatic Data Processing	294	48		Semtech (1)	110	5
	Booz Allen Hamilton Holding	1,174	83		Taiwan Semiconductor
	Euronet Worldwide (1)	319	47		Manufacturing (TWD)	40,219	357
	Evo Payments, Class A (1)	332	9		Texas Instruments	2,574	333
	Fidelity National Information				Tokyo Electron (JPY)	800	154
	Services	5,735	761		Xilinx	89	9
	Fiserv (1)	4,498	466				3,822
	FleetCor Technologies (1)	480	138
					Software 3.7%
	Global Payments	3,284	522
	Mastercard, Class A	3,642	989		Atlassian, Class A (1)	271	34
	Parsons (1)	408	13		Ceridian HCM Holding (1)	709	35
					Checkr, Acquisition Date:
	PayPal Holdings (1)	4,871	505		6/29/18, Cost $1 (1)(3)(4)	72	2
	ServiceTitan, Acquisition Date:				Coupa Software (1)	455	59
	11/9/18, Cost $- (1)(3)(4)	19	1
	StoneCo, Class A (1)	1,862	65		Descartes Systems Group (1)	2,312	93
	Tucows, Class A (1)	244	13		DocuSign (1)	610	38
	Visa, Class A	6,505	1,119		Five9 (1)	815	44
					Intuit	2,380	633
			4,849		Microsoft	23,946	3,329
	Semiconductors & Semiconductor Equipment 2.2%				nCino, Acquisition Date:
	Analog Devices	1,746	195		9/16/19, Cost $9 (1)(3)(4)	422	9
	Applied Materials	1,500	75		PagerDuty (1)	95	3
	ASML Holding	967	240		PagerDuty, Acquisition Date:
					8/24/18 - 9/28/18, Cost $10
	ASML Holding (EUR)	841	209	(1)	(4)	602	16
	Broadcom	1,000	276		Paycom Software (1)	190	40
	Entegris	2,113	99		Proofpoint (1)	507	66
Inphi	(1)	602	37		salesforce.com (1)	3,831	569
	KLA	446	71		ServiceNow (1)	2,211	561
	Lam Research	117	27		Splunk (1)	1,757	207
	Lattice Semiconductor (1)	5,177	95		SS&C Technologies Holdings	1,791	92
	Marvell Technology Group	4,890	122		Synopsys (1)	2,266	311
	Maxim Integrated Products	1,686	98		Toast, Acquisition Date:
	Microchip Technology	294	27		9/14/18, Cost $- (1)(3)(4)	1	—
	Micron Technology (1)	8,800	377		VMware, Class A	858	129
	MKS Instruments	190	17		Workday, Class A (1)	1,864	317
	The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Zendesk (1)	705	51	BHP Group (AUD)	1,903	47
Zoom Video Communications,			Constellium (1)	2,340	30
Class A (1)	83	6	Franco-Nevada (CAD)	420	38
		6,644	Haynes International	780	28
Technology Hardware, Storage & Peripherals 0.2%			Independence Group (AUD)	28,390	123
Apple	225	50	Mitsui Mining & Smelting (JPY)	1,900	45
Samsung Electronics (KRW)	7,764	318	Northern Star Resources (AUD)	6,208	46
		368	Osisko Gold Royalties (CAD)	1,670	15
Total Information Technology		17,603	Rio Tinto (AUD)	1,027	64
			South32 (AUD)	38,464	68
Materials 2.1%
					797
Chemicals 1.3%			Paper & Forest Products 0.1%
Air Liquide (EUR)	1,166	166	Stora Enso, R Shares (EUR)	12,000	145
Air Products & Chemicals	792	176	West Fraser Timber (CAD)	1,280	51
Asahi Kasei (JPY)	16,600	165
					196
BASF (EUR)	2,287	160
CF Industries Holdings	4,562	224	Total Materials		3,817
Covestro (EUR)	2,101	104	Real Estate 1.7%
DuPont de Nemours	3,867	276	Equity Real Estate Investment Trusts 1.5%
GCP Applied Technologies (1)	948	18	Acadia Realty Trust, REIT	974	28
Johnson Matthey (GBP)	3,811	143	Alexander & Baldwin, REIT	1,339	33
Linde	2,413	467	American Campus
Minerals Technologies	500	27	Communities, REIT	1,393	67
PolyOne	710	23	American Tower, REIT	42	9
PPG Industries	310	37	AvalonBay Communities, REIT	953	205
Quaker Chemical	154	24	Community Healthcare Trust,
Sherwin-Williams	146	80	REIT	270	12
Tosoh (JPY)	1,700	23	Crown Castle International, REIT	2,004	279
Umicore (EUR)	3,379	128	CubeSmart, REIT	1,182	41
		2,241	EastGroup Properties, REIT	819	102
			First Industrial Realty Trust, REIT	672	27
Containers & Packaging 0.3%			Great Portland Estates (GBP)	9,895	91
Amcor (AUD) (7)	10,221	98	JBG SMITH Properties, REIT	1,945	76
Ball	2,599	189	Paramount Group, REIT	1,620	22
Packaging Corp. of America	2,787	296	Prologis, REIT	8,104	691
		583	PS Business Parks, REIT	589	107
Metals & Mining 0.4%			Public Storage, REIT	1,135	278
Alacer Gold (CAD) (1)	3,130	13	Regency Centers, REIT	414	29
Antofagasta (GBP)	11,655	129	Rexford Industrial Realty, REIT	1,330	58
BHP Group (GBP)	7,048	151	Scentre Group (AUD)	35,775	95
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value			Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Unibail-Rodamco-Westfield				NiSource	8,547	256
(EUR)	558	81		Sempra Energy	5,547	819

Ventas, REIT	3,337	244				1,631
		2,575
				Water Utilities 0.1%
Real Estate Management & Development 0.2%				California Water Service Group	684	36
Colliers International Group	154	12		Middlesex Water	444	29
Deutsche Wohnen (EUR)	2,322	85		SJW Group	707	48

FirstService	1,031	106				113
Mitsui Fudosan (JPY)	7,400	184
				Total Utilities		4,950
Redfin (1)	736	12
				Total Miscellaneous Common Stocks 0.2% (8)		291
		399
				Total Common Stocks
Total Real Estate		2,974		(Cost $59,423)		94,672
Utilities 2.8%
				CONVERTIBLE PREFERRED STOCKS 0.3%
Electric Utilities 1.5%
Edison International	5,331	402		Consumer Discretionary 0.0%

Entergy	5,221	613		Diversified Consumer Services 0.0%
Evergy	238	16
				1stdibs.com, Series D,
Exelon	37	2		Acquisition Date: 2/7/19, Cost
NextEra Energy	5,050	1,176		$6 (1)(3)(4)	1,120	6
PNM Resources	2,135	111				6

Southern	6,715	415		Internet & Direct Marketing Retail 0.0%
		2,735		A Place for Rover, Series G,
Gas Utilities 0.2%				Acquisition Date: 5/11/18,
			Cost $	6 (1)(3)(4)	741	5
Beijing Enterprises Holdings
(HKD)	14,000	64		Roofoods, Series F, Acquisition
			Date:	9/12/17, Cost $19
Chesapeake Utilities	541	52	(1)	(3)(4)	53	20
ONE Gas	1,091	105		Roofoods, Series G, Acquisition
Southwest Gas Holdings	1,140	104	Date:	5/16/19, Cost $1
			(1)	(3)(4)	2	1
		325
						26
Independent Power & Renewable Electricity Producers 0.1%
				Specialty Retail 0.0%
Electric Power Development,
Class C (JPY)	5,000	115		Vroom, Series F, Acquisition
			Date:	6/30/17, Cost $8
NextEra Energy Partners	590	31	(1)	(3)(4)	480	9

		146				9

Multi-Utilities 0.9%				Textiles, Apparel & Luxury Goods 0.0%
CenterPoint Energy	5,756	173		Allbirds, Series A, Acquisition
Engie (EUR)	15,002	245	Date:	10/10/18, Cost $2
National Grid (GBP)	12,756	138	(1)	(3)(4)	38	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

		Shares/Par	$ Value			Shares/Par	$ Value
	(Cost and value in $000s)				(Cost and value in $000s)

	Allbirds, Series B, Acquisition				Information Technology 0.1%
Date:	10/10/18 , Cost $-
(1)	(3)(4)	7	—		IT Services 0.0%
	Allbirds, Series C, Acquisition				ServiceTitan, Series D,
Date:	10/9/18, Cost $4				Acquisition Date: 11/9/18,
(1)	(3)(4)	64	4	Cost $	5 (1)(3)(4)	184	5
	Allbirds, Series Seed,
	Acquisition Date: 10/10/18,						5
Cost $	1 (1)(3)(4)	20	1		Semiconductors & Semiconductor Equipment 0.1%
			7		Broadcom, Series A, 8.00%,
	Total Consumer Discretionary		48		9/30/22	60	62

	Consumer Staples 0.0%						62

	Food Products 0.0%				Software 0.0%
					Checkr, Series C, Acquisition
	Farmers Business Network,			Date:	4/10/18, Cost $4
	Series D, Acquisition Date:			(1)	(3)(4)	300	9
	11/3/17, Cost $14 (1)(3)(4)	733	17
					Checkr, Series D, Acquisition
	Total Consumer Staples		17	Date:	9/6/19, Cost $12

	Health Care 0.1%			(1)	(3)(4)	400	12
					Plex Systems Holdings, Series
	Health Care Equipment & Supplies 0.1%				B, Acquisition Date: 6/9/14,
	Becton Dickinson & Company,			Cost $	5 (1)(3)(4)	2,270	6
	Series A, 6.125%, 5/1/20	949	59		Seismic Software, Series E,
					Acquisition Date: 12/13/18,
	JAND, Series E, Acquisition			Cost $	7 (1)(3)(4)	223	7
Date:	3/9/18, Cost $9 (1)(3)(4)	546	9
					Toast, Series B, Acquisition
	Total Health Care		68	Date:	9/14/18 , Cost $-
	Industrials & Business Services 0.0%			(1)	(3)(4)	10	—
					Toast, Series D, Acquisition
	Machinery 0.0%			Date:	6/27/18, Cost $13
	Fortive, Series A, 5.00%, 7/1/21	45	40	(1)	(3)(4)	737	20

			40				54
					Total Information Technology		121
	Road & Rail 0.0%
	Convoy, Series C, Acquisition				Utilities 0.1%
Date:	9/14/18, Cost $9				Electric Utilities 0.1%
(1)	(3)(4)	1,241	9
					Southern, Series A, 6.75%,
			9		8/1/22	2,463	131

	Total Industrials & Business Services		49				131

				Multi	-Utilities 0.0%
					Sempra Energy, Series B,
					6.75%, 7/15/21	301	35

	The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Sempra Energy, Series A,			American Airlines PTT, Series 2017-
6.00%, 1/15/21	570	68	2, Class B,
			3.70%, 10/15/25	62,923	63
		103	American Airlines PTT, Series 2019-
Total Utilities		234	1, Class B,
			3.85%, 2/15/28	5,000	5
Total Convertible Preferred Stocks			American Campus Communities
(Cost $487)		537	Operating Partnership,
			3.30%, 7/15/26	20,000	21
CORPORATE BONDS 8.4%			American Campus Communities
			Operating Partnership,
AbbVie,			3.625%, 11/15/27	45,000	47
3.60%, 5/14/25	85,000	88
AbbVie,			American International Group,
4.70%, 5/14/45	55,000	59	3.90%, 4/1/26	12,000	13
			Anheuser-Busch InBev Worldwide,
AbbVie,			5.55%, 1/23/49	114,000	148
4.875%, 11/14/48	120,000	132
AerCap Ireland Capital,			APT Pipelines,
4.875%, 1/16/24	175,000	188	3.875%, 10/11/22 (9)	35,000	36
			APT Pipelines,
Alexandria Real Estate Equities,			4.25%, 7/15/27 (9)	180,000	193
3.45%, 4/30/25	40,000	42
Alexandria Real Estate Equities,			ArcelorMittal,
3.95%, 1/15/27	40,000	43	3.60%, 7/16/24	69,000	70
			ArcelorMittal,
Alexandria Real Estate Equities,			4.55%, 3/11/26	10,000	10
3.95%, 1/15/28	65,000	70
Alibaba Group Holding,			Arrow Electronics,
3.60%, 11/28/24	200,000	211	4.00%, 4/1/25	50,000	52
			AT&T,
Altria Group,			4.50%, 3/9/48	15,000	16
4.80%, 2/14/29	40,000	44
Altria Group,			Ausgrid Finance,
5.80%, 2/14/39	50,000	58	3.85%, 5/1/23 (9)	30,000	31
			Ausgrid Finance,
Altria Group,			4.35%, 8/1/28 (9)	40,000	44
5.95%, 2/14/49	48,000	56

American Airlines PTT, Series 2014-			Avnet, 3.75%, 12/1/21	60,000	61
1, Class B,
4.375%, 10/1/22	3,036	3	Avolon Holdings Funding,
American Airlines PTT, Series 2015-			3.95%, 7/1/24 (9)	15,000	15
1, Class B,			Avolon Holdings Funding,
3.70%, 5/1/23	9,589	10	4.375%, 5/1/26 (9)	30,000	31
American Airlines PTT, Series 2016-			Avolon Holdings Funding,
1, Class AA,			5.125%, 10/1/23 (9)	75,000	80
3.575%, 1/15/28	12,853	14	AXA Equitable Holdings,
American Airlines PTT, Series 2016-			4.35%, 4/20/28	40,000	43
3, Class B,			Baidu,
3.75%, 10/15/25	43,371	44	2.875%, 7/6/22	200,000	201
American Airlines PTT, Series 2017-			Banco de Bogota,
1, Class B,			4.375%, 8/3/27	200,000	214
4.95%, 2/15/25	55,090	58	Bank of America, VR,
American Airlines PTT, Series 2017-			3.366%, 1/23/26 (10)	215,000	224
2, Class AA,			Bank of America, VR,
3.35%, 10/15/29	18,918	20	4.271%, 7/23/29 (10)	65,000	72

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Barclays, VR,			Broadcom,
4.61%, 2/15/23 (10)	200,000	209	3.625%, 1/15/24	60,000	61
BAT Capital,			Broadcom,
3.222%, 8/15/24	40,000	40	3.625%, 10/15/24 (9)	31,000	32
BAT Capital,			Broadcom,
3.557%, 8/15/27	150,000	151	4.25%, 4/15/26 (9)	50,000	52
BBVA Bancomer,			Bunge Finance,
4.375%, 4/10/24 (9)	150,000	158	3.25%, 8/15/26	5,000	5
Becton Dickinson & Company,			Bunge Finance,
1.401%, 5/24/23 (EUR)	100,000	113	3.75%, 9/25/27	35,000	36
Becton Dickinson & Company,			Bunge Finance,
3.363%, 6/6/24	60,000	62	4.35%, 3/15/24	10,000	11
Becton Dickinson & Company,			Capital One Financial,
3.70%, 6/6/27	134,000	142	0.80%, 6/12/24 (EUR)	100,000	111
Becton Dickinson & Company,			Capital One Financial,
3.734%, 12/15/24	29,000	31	3.75%, 3/9/27	75,000	79
Becton Dickinson & Company,			Cardinal Health,
4.669%, 6/6/47	35,000	41	3.75%, 9/15/25	40,000	41
Boardwalk Pipelines,			CC Holdings,
3.375%, 2/1/23	61,000	62	3.849%, 4/15/23	185,000	194
Boardwalk Pipelines,			Celgene,
4.45%, 7/15/27	10,000	10	3.875%, 8/15/25	100,000	108
Boardwalk Pipelines,			Celgene,
4.95%, 12/15/24	35,000	37	4.625%, 5/15/44	5,000	6
Boardwalk Pipelines,			Celgene,
5.95%, 6/1/26	10,000	11	5.25%, 8/15/43	30,000	38
Booking Holdings,			Cenovus Energy,
3.65%, 3/15/25	5,000	5	3.80%, 9/15/23	30,000	31
Boral Finance,			Cenovus Energy,
3.00%, 11/1/22 (9)	5,000	5	4.25%, 4/15/27	20,000	21
Boral Finance,			Cenovus Energy,
3.75%, 5/1/28 (9)	80,000	82	5.40%, 6/15/47	25,000	28
Boston Properties,			Charter Communications Operating,
3.20%, 1/15/25	105,000	109	4.908%, 7/23/25	50,000	55
Boston Properties,			Charter Communications Operating,
3.65%, 2/1/26	30,000	32	5.75%, 4/1/48	53,000	60
Brambles USA,			Charter Communications Operating,
4.125%, 10/23/25 (9)	20,000	21	6.484%, 10/23/45	12,000	15
Braskem Finance,			Cigna,
7.375% (11)	100,000	102	4.375%, 10/15/28	80,000	88
Bristol-Myers Squibb,			Cigna,
3.20%, 6/15/26 (9)	30,000	31	4.90%, 12/15/48	65,000	76
Brixmor Operating Partnership,			CNO Financial Group,
3.65%, 6/15/24	31,000	32	5.25%, 5/30/25	65,000	70
Brixmor Operating Partnership,			Comcast,
3.85%, 2/1/25	60,000	63	3.20%, 7/15/36	5,000	5
Brixmor Operating Partnership,			Comcast,
4.125%, 5/15/29	20,000	21	3.30%, 2/1/27	104,000	109
Broadcom,			Comcast,
3.125%, 1/15/25	45,000	45	3.95%, 10/15/25	20,000	22

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Comcast,			Express Scripts Holding,
4.15%, 10/15/28	30,000	34	3.40%, 3/1/27	45,000	47
Comcast,			Express Scripts Holding,
4.70%, 10/15/48	45,000	55	4.50%, 2/25/26	55,000	60
Crown Castle Towers,			Fidelity National Financial,
3.663%, 5/15/25 (9)	85,000	89	4.50%, 8/15/28	50,000	54
CVS Health,			Fidelity National Information
3.70%, 3/9/23	140,000	146	Services,
CVS Health,			0.75%, 5/21/23 (EUR)	100,000	111
4.10%, 3/25/25	70,000	75	FirstEnergy, Series B,
CVS Health,			3.90%, 7/15/27	105,000	111
5.05%, 3/25/48	120,000	136	FirstEnergy Transmission,
CVS Health,			4.35%, 1/15/25 (9)	65,000	70
5.125%, 7/20/45	5,000	6	Fiserv,
Danske Bank,			3.20%, 7/1/26	35,000	36
3.875%, 9/12/23 (9)	200,000	207	Fox,
Delta Air Lines PTT, Series 2009-1,			4.709%, 1/25/29 (9)	35,000	40
Class A,			GE Capital International Funding,
7.75%, 12/17/19	2,949	3	4.418%, 11/15/35	205,000	215
DH Europe Finance II,			General Electric,
0.20%, 3/18/26 (EUR)	100,000	109	3.375%, 3/11/24	13,000	13
Discover Financial Services,			General Electric,
3.75%, 3/4/25	200,000	210	3.45%, 5/15/24	10,000	10
Empresa Nacional de			General Electric,
Telecomunicaciones,			5.55%, 1/5/26	40,000	45
4.875%, 10/30/24	200,000	212	General Electric, Series D, VR,
Enel Americas,			5.00% (10)(11)	21,000	20
4.00%, 10/25/26	50,000	53	General Motors Financial,
Enel Chile,			3.45%, 4/10/22	65,000	66
4.875%, 6/12/28	135,000	152	General Motors Financial,
Energy Transfer Operating,			4.00%, 10/6/26	20,000	20
4.50%, 4/15/24	10,000	11	General Motors Financial,
Energy Transfer Operating,			4.20%, 11/6/21	30,000	31
4.95%, 6/15/28	20,000	22	General Motors Financial,
Energy Transfer Operating,			4.30%, 7/13/25	45,000	47
5.25%, 4/15/29	25,000	28	General Motors Financial,
Energy Transfer Operating,			4.35%, 4/9/25	22,000	23
5.875%, 1/15/24	40,000	44	GLP Capital,
Energy Transfer Operating,			3.35%, 9/1/24	10,000	10
6.00%, 6/15/48	45,000	53	GLP Capital,
Eni, Series X-R,			5.25%, 6/1/25	15,000	17
4.75%, 9/12/28 (9)	205,000	232	Goldman Sachs Group,
Essex Portfolio,			3.50%, 11/16/26	135,000	140
3.375%, 4/15/26	35,000	37	Goldman Sachs Group, VR,
Essex Portfolio,			2.908%, 6/5/23 (10)	45,000	46
3.875%, 5/1/24	40,000	42	Goldman Sachs Group, VR,
Expedia Group,			4.223%, 5/1/29 (10)	70,000	76
4.50%, 8/15/24	50,000	54	GTP Acquisition Partners I,
Expedia Group,			2.35%, 6/15/20 (9)	100,000	100
5.00%, 2/15/26	150,000	168	HCP,
			3.25%, 7/15/26	5,000	5

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

HCP,			NXP,
3.50%, 7/15/29	10,000	10	4.875%, 3/1/24 (9)	55,000	60
Healthcare Realty Trust,			Occidental Petroleum,
3.625%, 1/15/28	60,000	62	2.90%, 8/15/24	95,000	96
Highwoods Realty,			Occidental Petroleum,
3.05%, 2/15/30	65,000	64	3.20%, 8/15/26	5,000	5
Highwoods Realty,			Occidental Petroleum,
4.125%, 3/15/28	56,000	59	4.40%, 8/15/49	30,000	31
HSBC Holdings, VR,			Pacific Gas & Electric,
3.95%, 5/18/24 (10)	200,000	209	4.00%, 12/1/46 (1)(12)	61,000	59
Humana,			Perkinelmer,
3.85%, 10/1/24	55,000	58	3.30%, 9/15/29	65,000	65
Israel Chemicals,			Peru LNG,
6.375%, 5/31/38 (9)	85,000	104	5.375%, 3/22/30	200,000	209
JPMorgan Chase,			Philip Morris International,
2.95%, 10/1/26	105,000	108	3.375%, 8/15/29	13,000	14
JPMorgan Chase,			Plains All American Pipeline,
3.20%, 6/15/26	25,000	26	2.85%, 1/31/23	15,000	15
JPMorgan Chase,			QVC,
3.90%, 7/15/25	70,000	75	5.125%, 7/2/22	109,000	114
JPMorgan Chase, VR,			Regency Centers,
3.54%, 5/1/28 (10)	25,000	26	4.125%, 3/15/28	15,000	16
Keysight Technologies,			Reynolds American,
4.60%, 4/6/27	95,000	105	4.45%, 6/12/25	55,000	59
Kilroy Realty,			Roper Technologies,
4.375%, 10/1/25	13,000	14	2.35%, 9/15/24	15,000	15
Kimco Realty,			Roper Technologies,
3.30%, 2/1/25	25,000	26	2.95%, 9/15/29	20,000	20
Kraft Heinz Foods,			Sabine Pass Liquefaction,
4.875%, 10/1/49 (9)	15,000	15	5.00%, 3/15/27	115,000	126
Las Vegas Sands,			Sabine Pass Liquefaction,
3.20%, 8/8/24	15,000	15	5.875%, 6/30/26	35,000	40
Las Vegas Sands,			SASOL Financing USA,
3.50%, 8/18/26	25,000	25	5.875%, 3/27/24	200,000	216
Martin Marietta Materials,			SBA Tower Trust,
4.25%, 7/2/24	65,000	69	3.168%, 4/11/22 (9)	65,000	66
Micron Technology,			SBA Tower Trust,
4.185%, 2/15/27	40,000	41	3.448%, 3/15/23 (9)	30,000	31
Micron Technology,			SBA Tower Trust, Series 2014-2A,
4.64%, 2/6/24	85,000	90	Class C,
Micron Technology,			3.869%, 10/8/24 (9)	125,000	129
4.663%, 2/15/30	5,000	5	Sempra Energy,
MPT Operating Partnership,			3.25%, 6/15/27	20,000	21
5.00%, 10/15/27	23,000	24	Sempra Energy,
Netflix,			3.80%, 2/1/38	30,000	31
6.375%, 5/15/29 (9)	55,000	61	Shire Acquisitions Investments
NRG Energy,			Ireland,
3.75%, 6/15/24 (9)	10,000	10	3.20%, 9/23/26	40,000	41
NRG Energy,			Sigma Alimentos,
4.45%, 6/15/29 (9)	25,000	26	4.125%, 5/2/26	200,000	207

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SMBC Aviation Capital Finance,			Verizon Communications,
3.55%, 4/15/24 (9)	205,000	213	4.75%, 11/1/41	15,000	18
Southern,			Verizon Communications,
3.25%, 7/1/26	60,000	62	4.862%, 8/21/46	75,000	91
Synchrony Financial,			Verizon Communications,
3.70%, 8/4/26	10,000	10	5.012%, 4/15/49	33,000	41
Synchrony Financial,			Vistra Operations,
4.25%, 8/15/24	12,000	13	3.55%, 7/15/24 (9)	25,000	25
Synchrony Financial,			Vistra Operations,
4.375%, 3/19/24	15,000	16	4.30%, 7/15/29 (9)	40,000	41
Tencent Holdings,			Vodafone Group,
3.80%, 2/11/25	200,000	211	4.375%, 5/30/28	89,000	98
Thermo Fisher Scientific,			Vodafone Group,
0.50%, 3/1/28 (EUR)	100,000	109	5.25%, 5/30/48	65,000	75
Transcontinental Gas Pipe Line,			Volkswagen Group of America
4.00%, 3/15/28	15,000	16	Finance,
Transcontinental Gas Pipe Line,			3.20%, 9/26/26 (9)	205,000	206
4.60%, 3/15/48	30,000	33	Voya Financial,
Transurban Finance,			3.125%, 7/15/24	55,000	56
3.375%, 3/22/27 (9)	15,000	15	Westlake Chemical,
Transurban Finance,			1.625%, 7/17/29 (EUR)	100,000	112
4.125%, 2/2/26 (9)	15,000	16	Williams,
Trinity Acquisition,			3.90%, 1/15/25	40,000	42
3.50%, 9/15/21	15,000	15	Williams,
Trinity Acquisition,			4.00%, 9/15/25	20,000	21
4.40%, 3/15/26	65,000	70	Williams,
U.S. Airways PTT, Series 2013-1,			4.30%, 3/4/24	5,000	5
Class A,			Williams,
3.95%, 11/15/25	24,055	25	4.85%, 3/1/48	35,000	37
United Airlines PTT, Series 2019-2,			Willis North America,
Class A,			3.60%, 5/15/24	45,000	47
2.90%, 5/1/28	15,000	15	Woodside Finance,
United Airlines PTT, Series 2019-2,			3.65%, 3/5/25 (9)	45,000	46
Class AA,			Woodside Finance,
2.70%, 5/1/32	10,000	10	3.70%, 9/15/26 (9)	40,000	41
United Airlines PTT, Series 2019-2,			Woodside Finance,
Class B,			3.70%, 3/15/28 (9)	181,000	186
3.50%, 5/1/28	15,000	15	WPP Finance,
UnitedHealth Group,			3.625%, 9/7/22	40,000	41
4.45%, 12/15/48	40,000	47
Ventas Realty,			Total Corporate Bonds
3.25%, 10/15/26	60,000	62	(Cost $14,100)		14,843
VEREIT Operating Partnership,
3.95%, 8/15/27	110,000	116	ASSET-BACKED SECURITIES 1.9%
VEREIT Operating Partnership,
4.60%, 2/6/24	75,000	81	AmeriCredit Automobile Receivables
			Trust
VEREIT Operating Partnership,			Series 2016-4, Class D, 2.74%,
4.875%, 6/1/26	20,000	22	12/8/22	90,000	91
Verizon Communications,
4.672%, 3/15/55	16,000	19

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

AmeriCredit Automobile Receivables			Halcyon Loan Advisors Funding
Trust			Series 2014-3A, Class AR, CLO,
Series 2017-1, Class C, 2.71%,			FRN
8/18/22	10,000	10	3M USD LIBOR + 1.10%, 3.378%,
AmeriCredit Automobile Receivables			10/22/25 (9)	140,896	141
Trust			Hardee's Funding
Series 2019-1, Class B, 3.13%,			Series 2018-1A, Class A2I, 4.25%,
2/18/25	20,000	20	6/20/48 (9)	39,600	40
Applebee's Funding			Hardee's Funding
Series 2019-1A, Class A2I,			Series 2018-1A, Class A2II,
4.194%, 6/7/49 (9)	120,000	123	4.959%, 6/20/48 (9)	54,450	56
Ascentium Equipment Receivables			Hilton Grand Vacations Trust
Trust			Series 2014-AA, Class A, 1.77%,
Series 2017-1A, Class A3, 2.29%,			11/25/26 (9)	14,880	15
6/10/21 (9)	2,874	3	Hyundai Auto Receivables Trust
Avis Budget Rental Car Funding			Series 2016-B, Class D, 2.68%,
AESOP			9/15/23	35,000	35
Series 2016-1A, Class A, 2.99%,			Jack In the Box Funding
6/20/22 (9)	100,000	101	Series 2019-1A, Class A2I,
BlueMountain			3.982%, 8/25/49 (9)	65,000	66
Series 2015-2A, Class A1R, CLO,			Jimmy Johns Funding
FRN			Series 2017-1A, Class A2I, 3.61%,
3M USD LIBOR + 0.93%, 3.23%,			7/30/47 (9)	24,500	25
7/18/27 (9)	250,000	250	Kubota Credit Owner Trust
BlueMountain			Series 2016-1A, Class A3, 1.50%,
Series 2015-2A, Class BR, CLO,			7/15/20 (9)	3,044	3
FRN			MMAF Equipment Finance
3M USD LIBOR + 1.50%, 3.80%,			Series 2018-A, Class A4, 3.39%,
7/18/27 (9)	250,000	248	1/10/25 (9)	100,000	103
CBAM			MVW Owner Trust
Series 2019-9A, Class A, CLO,			Series 2014-1A, Class A, 2.25%,
FRN			9/22/31 (9)	20,600	21
3M USD LIBOR + 1.28%, 4.009%,			Navient Student Loan Trust
2/12/30 (9)	250,000	249	Series 2018-1A, Class A2, FRN
CCG Receivables Trust			1M USD LIBOR + 0.35%, 2.368%,
Series 2017-1, Class A2, 1.84%,			3/25/67 (9)	95,137	95
11/14/23 (9)	20,739	21	Neuberger Berman XIX
CNH Equipment Trust			Series 2015-19A, Class A2R2,
Series 2017-C, Class B, 2.54%,			CLO, FRN
5/15/25	5,000	5	3M USD LIBOR + 1.15%, 3.453%,
Elara HGV Timeshare Issuer			7/15/27 (9)	250,000	244
Series 2014-A, Class A, 2.53%,			Santander Drive Auto Receivables
2/25/27 (9)	13,334	13	Trust
Ford Credit Auto Owner Trust			Series 2015-5, Class D, 3.65%,
Series 2018-1, Class C, 3.49%,			12/15/21	7,417	7
7/15/31 (9)	100,000	103	Santander Drive Auto Receivables
Ford Credit Auto Owner Trust			Trust
Series 2019-1, Class A, 3.52%,			Series 2017-1, Class C, 2.58%,
7/15/30 (9)	115,000	122	5/16/22	7,260	7
Ford Credit Floorplan Master Owner			Santander Drive Auto Receivables
Trust			Trust
Series 2016-5, Class B, 2.16%,			Series 2018-2, Class C, 3.35%,
11/15/21	37,000	37	7/17/23	25,000	25
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Santander Retail Auto Lease Trust			NON-U.S. GOVERNMENT MORTGAGE-BACKED
Series 2019-B, Class D, 3.31%,			SECURITIES 4.6%
6/20/24 (9)	100,000	101
Sierra Timeshare Receivables			Angel Oak Mortgage Trust
Funding			Series 2019-3, Class A3, CMO,
Series 2015-3A, Class A, 2.58%,			ARM
9/20/32 (9)	14,510	15	3.238%, 5/25/59 (9)	66,106	67
Sierra Timeshare Receivables			Angel Oak Mortgage Trust I
Funding			Series 2019-1, Class A1, CMO,
Series 2016-1A, Class A, 3.08%,			ARM
3/21/33 (9)	25,376	26	3.92%, 11/25/48 (9)	97,915	99
Sierra Timeshare Receivables			Angel Oak Mortgage Trust I
Funding			Series 2019-2, Class A1, CMO,
Series 2019-1A, Class A, 3.20%,			ARM
1/20/36 (9)	74,097	75	3.628%, 3/25/49 (9)	85,836	87
SLM Student Loan Trust			Ashford Hospitality Trust
Series 2008-1, Class A4, FRN			Series 2018-ASHF, Class B, ARM
3M USD LIBOR + 0.65%, 2.926%,			1M USD LIBOR + 1.25%, 3.278%,
1/25/22	66,475	65	4/15/35 (9)	45,000	45
SLM Student Loan Trust			Ashford Hospitality Trust
Series 2008-9, Class A, FRN			Series 2018-ASHF, Class C, ARM
3M USD LIBOR + 1.50%, 3.776%,			1M USD LIBOR + 1.40%, 3.428%,
4/25/23	26,690	27	4/15/35 (9)	20,000	20
SMART Trust			BANK
Series 2016-2US, Class A3A,			Series 2017-BNK5, Class B, ARM
1.71%, 3/15/21	17,855	18	3.896%, 6/15/60	80,000	85
SMB Private Education Loan Trust			BANK
Series 2015-B, Class A2A, 2.98%,			Series 2019-BN20, Class A2,
7/15/27 (9)	48,071	48	2.758%, 9/15/61	65,000	67
SMB Private Education Loan Trust			BANK
Series 2017-B, Class A2A, 2.82%,			Series 2019-BN21, Class A4,
10/15/35 (9)	193,850	196	2.60%, 10/17/52	70,000	71
SMB Private Education Loan Trust			BANK
Series 2018-A, Class A2A, 3.50%,			Series 2019-BN21, Class A5,
2/15/36 (9)	105,000	110	2.851%, 10/17/52	30,000	31
SMB Private Education Loan Trust			BANK
Series 2018-C, Class A2A, 3.63%,			Series 2019-BN21, Class C,
11/15/35 (9)	100,000	104	3.517%, 10/17/52	25,000	26
Southwick Park			BANK
Series 2019-4A, Class A1, CLO,			Series 2019-BNK18, Class B,
FRN			3.977%, 5/15/62	75,000	83
3M USD LIBOR + 1.30%, 3.466%,			Bayview Mortgage Fund IVc Trust
7/20/32 (9)	250,000	250	Series 2017-RT3, Class A, CMO,
Synchrony Credit Card Master Note			ARM
Trust			3.50%, 1/28/58 (9)	62,201	63
Series 2015-4, Class B, 2.62%,			Bayview Opportunity Master Fund
9/15/23	25,000	25	IVa Trust
Taco Bell Funding			Series 2017-RT1, Class A1, CMO,
Series 2018-1A, Class A2I,			ARM
4.318%, 11/25/48 (9)	74,438	77	3.00%, 3/28/57 (9)	55,101	56
Benchmark Mortgage Trust
Total Asset-Backed Securities			Series 2019-B13, Class A3,
(Cost $3,386)		3,416	2.701%, 8/15/57	80,000	81
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Benchmark Mortgage Trust			Commercial Mortgage Trust
Series 2019-B13, Class AM,			Series 2015-CR24, Class AM, ARM
3.183%, 8/15/57	35,000	36	4.028%, 8/10/48	25,000	27
BXP Trust			Commercial Mortgage Trust
Series 2017-GM, Class A, 3.379%,			Series 2015-CR25, Class B, ARM
6/13/39 (9)	85,000	91	4.543%, 8/10/48	95,000	103
Cantor Commercial Real Estate			Commercial Mortgage Trust
Lending			Series 2015-CR25, Class C, ARM
Series 2019-CF1, Class B, ARM			4.543%, 8/10/48	20,000	21
4.178%, 5/15/52	100,000	111	Commercial Mortgage Trust
Cantor Commercial Real Estate			Series 2015-LC21, Class B, ARM
Lending			4.299%, 7/10/48	45,000	49
Series 2019-CF2, Class A4,			Commercial Mortgage Trust
2.624%, 11/15/52	70,000	71	Series 2015-PC1, Class B, ARM
CIM Trust			4.436%, 7/10/50	20,000	22
Series 2019-INV3, Class A15,			Commercial Mortgage Trust
CMO, ARM			Series 2016-CR28, Class AHR,
3.50%, 8/25/49 (9)	105,000	106	3.651%, 2/10/49	28,636	30
Citigroup Commercial Mortgage			Connecticut Avenue Securities
Trust			Series 2017-C01, Class 1M1,
Series 2014-GC21, Class AS,			CMO, ARM
4.026%, 5/10/47	35,000	37	1M USD LIBOR + 1.30%, 3.318%,
Citigroup Commercial Mortgage			7/25/29	9,797	10
Trust			Connecticut Avenue Securities
Series 2015-GC27, Class AS,			Series 2017-C02, Class 2ED3,
3.571%, 2/10/48	15,000	16	CMO, ARM
Citigroup Commercial Mortgage			1M USD LIBOR + 1.35%, 3.368%,
Trust			9/25/29	90,000	90
Series 2017-P7, Class AS, 3.915%,			Connecticut Avenue Securities
4/14/50	25,000	27	Series 2017-C03, Class 1M1,
Citigroup Commercial Mortgage			CMO, ARM
Trust			1M USD LIBOR + 0.95%, 2.968%,
Series 2018-B2, Class C, ARM			10/25/29	7,921	8
4.673%, 3/10/51	30,000	32	Connecticut Avenue Securities
COLT Mortgage Loan Trust			Series 2017-C07, Class 2M1,
Series 2018-1, Class A2, CMO,			CMO, ARM
ARM			1M USD LIBOR + 0.65%, 2.668%,
2.981%, 2/25/48 (9)	28,611	29	5/25/30	7,089	7
COLT Mortgage Loan Trust			Connecticut Avenue Securities
Series 2018-3, Class A3, CMO,			Series 2018-C01, Class 1M1,
ARM			CMO, ARM
3.865%, 10/26/48 (9)	62,092	63	1M USD LIBOR + 0.60%, 2.618%,
COLT Mortgage Loan Trust			7/25/30	149,801	150
Series 2018-4, Class A1, CMO,			Connecticut Avenue Securities
ARM			Series 2018-C02, Class 2M2,
4.006%, 12/28/48 (9)	73,088	74	CMO, ARM
COLT Mortgage Loan Trust			1M USD LIBOR + 2.20%, 4.218%,
Series 2019-3, Class A1, CMO,			8/25/30	80,000	81
ARM			Connecticut Avenue Securities
2.764%, 8/25/49 (9)	92,710	93	Series 2018-C03, Class 1M2,
Commercial Mortgage Trust			CMO, ARM
Series 2014-UBS6, Class AM,			1M USD LIBOR + 2.15%, 4.168%,
4.048%, 12/10/47	110,000	117	10/25/30	55,000	55
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Connecticut Avenue Securities			Deephaven Residential Mortgage
Series 2018-C04, Class 2M2,			Trust
CMO, ARM			Series 2018-2A, Class A1, CMO,
1M USD LIBOR + 2.55%, 4.568%,			ARM
12/25/30	65,000	66	3.479%, 4/25/58 (9)	52,416	53
Connecticut Avenue Securities			Deephaven Residential Mortgage
Series 2018-C05, Class 1M2,			Trust
CMO, ARM			Series 2018-3A, Class M1, CMO,
1M USD LIBOR + 2.35%, 4.368%,			ARM
1/25/31	65,000	66	4.357%, 8/25/58 (9)	100,000	102
Connecticut Avenue Securities Trust			FREMF Mortgage Trust
Series 2018-R07, Class 1M1,			Series 2018-K731, Class B, ARM
CMO, ARM			4.063%, 2/25/25 (9)	35,000	37
1M USD LIBOR + 0.75%, 2.768%,			FREMF Mortgage Trust
4/25/31 (9)	47,168	47	Series 2019-K92, Class B, ARM
Connecticut Avenue Securities Trust			4.337%, 5/25/29 (9)	20,000	22
Series 2019-R02, Class 1M1,			FREMF Mortgage Trust
CMO, ARM			Series 2019-K97, Class B, 3.764%,
1M USD LIBOR + 0.85%, 2.868%,			7/25/29 (9)	50,000	53
8/25/31 (9)	23,460	23	Galton Funding Mortgage Trust
Connecticut Avenue Securities Trust			Series 2018-1, Class A23, CMO,
Series 2019-R03, Class 1M1,			ARM
CMO, ARM			3.50%, 11/25/57 (9)	61,877	62
1M USD LIBOR + 0.75%, 2.768%,			Galton Funding Mortgage Trust
9/25/31 (9)	44,445	44	Series 2018-2, Class A22, CMO,
Connecticut Avenue Securities Trust			ARM
Series 2019-R04, Class 2M1,			4.00%, 10/25/58 (9)	71,971	74
CMO, ARM			Goldman Sachs Mortgage Securities
1M USD LIBOR + 0.75%, 2.768%,			Trust
6/25/39 (9)	49,096	49	Series 2013-GC16, Class B, ARM
Connecticut Avenue Securities Trust			5.161%, 11/10/46	120,000	132
Series 2019-R05, Class 1M1,			Goldman Sachs Mortgage Securities
CMO, ARM			Trust
1M USD LIBOR + 0.75%, 2.768%,			Series 2019-GC40, Class A4,
7/25/39 (9)	49,428	49	3.16%, 7/10/52	100,000	106
CSAIL Commercial Mortgage Trust			Goldman Sachs Mortgage Securities
Series 2016-C6, Class A5, 3.09%,			Trust
1/15/49	50,000	52	Series 2019-GC42, Class A3,
CSAIL Commercial Mortgage Trust			2.749%, 9/1/52	70,000	72
Series 2019-C16, Class A3,			Goldman Sachs Mortgage Securities
3.329%, 6/15/52	110,000	117	Trust
CSAIL Commercial Mortgage Trust			Series 2019-SOHO, Class C, ARM
Series 2019-C17, Class A4,			1M USD LIBOR + 1.30%, 3.33%,
2.763%, 9/17/29	65,000	66	6/15/36 (9)	85,000	85
CSAIL Commercial Mortgage Trust			Great Wolf Trust
Series 2019-C17, Class AS,			Series 2017-WOLF, Class A, ARM
3.278%, 9/17/29	30,000	31	1M USD LIBOR + 0.85%, 2.878%,
CSAIL Commercial Mortgage Trust			9/15/34 (9)	44,000	44
Series 2019-C17, Class B, 3.48%,			Hilton Orlando Trust
9/17/29	35,000	36	Series 2018-ORL, Class A, ARM
			1M USD LIBOR + 0.77%, 2.798%,
			12/15/34 (9)	100,000	100

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Homeward Opportunities Fund I			Mill City Mortgage Loan Trust
Trust			Series 2016-1, Class A1, CMO,
Series 2019-1, Class A, CMO, ARM			ARM
3.556%, 1/25/59 (9)	105,249	106	2.50%, 4/25/57 (9)	40,396	40
Homeward Opportunities Fund I			Morgan Stanley Bank of America
Trust			Merrill Lynch Trust
Series 2019-2, Class A1, CMO,			Series 2014-C18, Class 300A,
ARM			3.749%, 8/15/31	25,000	26
2.702%, 9/25/59 (9)	97,081	97	Morgan Stanley Bank of America
Hudson Yards Mortgage Trust			Merrill Lynch Trust
Series 2019-30HY, Class B, ARM			Series 2015-C24, Class AS, ARM
3.38%, 7/10/39 (9)	100,000	106	4.036%, 5/15/48	10,000	11
Hudson Yards Mortgage Trust			Morgan Stanley Bank of America
Series 2019-30HY, Class D, ARM			Merrill Lynch Trust
3.443%, 7/10/39 (9)	100,000	104	Series 2015-C27, Class AS,
Independence Plaza Trust			4.068%, 12/15/47	40,000	43
Series 2018-INDP, Class A,			Morgan Stanley Bank of America
3.763%, 7/10/35 (9)	105,000	112	Merrill Lynch Trust
JPMorgan Barclays Bank			Series 2016-C30, Class A5, 2.86%,
Commercial Mortgage Securities			9/15/49	40,000	41
Trust			Morgan Stanley Capital I Trust
Series 2014-C19, Class AS, ARM			Series 2015-MS1, Class AS, ARM
4.243%, 4/15/47	35,000	37	4.165%, 5/15/48	10,000	11
JPMorgan Chase Commercial			Morgan Stanley Capital I Trust
Mortgage Securities Trust			Series 2017-ASHF, Class B, ARM
Series 2016-JP2, Class AS,			1M USD LIBOR + 1.25%, 3.278%,
3.056%, 8/15/49	35,000	36	11/15/34 (9)	90,000	90
JPMorgan Chase Commercial			New Orleans Hotel Trust
Mortgage Securities Trust			Series 2019-HNLA, Class B, ARM
Series 2016-JP3, Class B, ARM			1M USD LIBOR + 1.289%, 3.317%,
3.397%, 8/15/49	20,000	21	4/15/32 (9)	100,000	100
JPMorgan Chase Commercial			New Residential Mortgage Loan
Mortgage Securities Trust			Trust
Series 2018-WPT, Class AFX,			Series 2019-NQM1, Class A1,
4.248%, 7/5/33 (9)	20,000	21	CMO, ARM
JPMorgan Deutsche Bank			3.675%, 1/25/49 (9)	77,294	78
Commercial Mortgage Securities			New Residential Mortgage Loan
Trust			Trust
Series 2016-C1, Class AM,			Series 2019-NQM2, Class A1,
3.539%, 5/10/49	100,000	105	CMO, ARM
JPMorgan Deutsche Bank			3.60%, 4/25/49 (9)	87,302	88
Commercial Mortgage Securities			RETL
Trust			Series 2019-RVP, Class A, ARM
Series 2018-C8, Class C, ARM			1M USD LIBOR + 1.15%, 3.178%,
4.903%, 6/15/51	35,000	39	3/15/36 (9)	27,115	27
JPMorgan Mortgage Trust			Seasoned Credit Risk Transfer Trust
Series 2019-INV2, Class A3, CMO,			Series 2016-1, Class M1, CMO,
ARM			ARM
3.50%, 2/25/50 (9)	40,000	41	3.00%, 9/25/55 (9)	25,000	24
MetLife Securitization Trust			Sequoia Mortgage Trust
Series 2018-1A, Class A, CMO,			Series 2013-4, Class B1, CMO,
ARM			ARM
3.75%, 3/25/57 (9)	103,368	108	3.49%, 4/25/43	81,990	84
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Sequoia Mortgage Trust			Structured Agency Credit Risk Debt
Series 2017-CH2, Class A19,			Notes
CMO, ARM			Series 2018-HQA1, Class M2AS,
4.00%, 12/25/47 (9)	58,792	60	CMO, ARM
SLIDE			1M USD LIBOR + 1.10%, 3.118%,
Series 2018-FUN, Class E, ARM			9/25/30	60,000	60
1M USD LIBOR + 2.30%, 4.328%,			Structured Agency Credit Risk Debt
6/15/31 (9)	53,523	54	Notes
Starwood Mortgage Residential			Series 2018-HRP2, Class M1,
Trust			CMO, ARM
Series 2019-IMC1, Class A1, CMO,			1M USD LIBOR + 0.85%, 2.868%,
ARM			2/25/47 (9)	17,836	18
3.468%, 2/25/49 (9)	87,497	89	Structured Agency Credit Risk Debt
Structured Agency Credit Risk Debt			Notes
Notes			Series 2018-HRP2, Class M2,
Series 2016-DNA1, Class M2,			CMO, ARM
CMO, ARM			1M USD LIBOR + 1.25%, 3.268%,
1M USD LIBOR + 2.90%, 4.918%,			2/25/47 (9)	65,000	65
7/25/28	95,784	96	Structured Agency Credit Risk Debt
Structured Agency Credit Risk Debt			Notes
Notes			Series 2018-SPI1, Class M2, CMO,
Series 2018-DNA1, Class M1,			ARM
CMO, ARM			3.74%, 2/25/48 (9)	20,000	19
1M USD LIBOR + 0.45%, 2.468%,			Structured Agency Credit Risk Debt
7/25/30	16,704	17	Notes
Structured Agency Credit Risk Debt			Series 2018-SPI2, Class M2, CMO,
Notes			ARM
Series 2018-DNA1, Class M2AT,			3.817%, 5/25/48 (9)	10,000	10
CMO, ARM			Structured Agency Credit Risk Debt
1M USD LIBOR + 1.05%, 3.068%,			Notes
7/25/30	65,000	65	Series 2018-SPI3, Class M2, CMO,
Structured Agency Credit Risk Debt			ARM
Notes			4.16%, 8/25/48 (9)	65,000	65
Series 2018-DNA2, Class M1,			Structured Agency Credit Risk Debt
CMO, ARM			Notes
1M USD LIBOR + 0.80%, 2.818%,			Series 2019-DNA3, Class M2,
12/25/30 (9)	71,813	72	CMO, ARM
Structured Agency Credit Risk Debt			1M USD LIBOR + 2.05%, 4.068%,
Notes			7/25/49 (9)	70,000	70
Series 2018-DNA2, Class M2,			Structured Agency Credit Risk Debt
CMO, ARM			Notes
1M USD LIBOR + 2.15%, 4.168%,			Series 2019-HQA1, Class M1,
12/25/30 (9)	45,000	45	CMO, ARM
Structured Agency Credit Risk Debt			1M USD LIBOR + 0.90%, 2.918%,
Notes			2/25/49 (9)	29,827	30
Series 2018-DNA3, Class M1,			Structured Agency Credit Risk Debt
CMO, ARM			Notes
1M USD LIBOR + 0.75%, 2.768%,			Series 2019-HQA3, Class M1,
9/25/48 (9)	15,352	15	CMO, ARM
			1M USD LIBOR + 0.75%, 2.807%,
			9/25/49 (9)	40,000	40

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Towd Point Mortgage Trust			Verus Securitization Trust
Series 2015-3, Class A1B, CMO,			Series 2019-INV1, Class A1, CMO,
ARM			ARM
3.00%, 3/25/54 (9)	22,829	23	3.402%, 12/25/59 (9)	91,161	92
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2015-5, Class A1B, CMO,			Trust
ARM			Series 2015-C29, Class C, ARM
2.75%, 5/25/55 (9)	33,788	34	4.365%, 6/15/48	95,000	100
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2016-1, Class A1B, CMO,			Trust
ARM			Series 2015-LC20, Class C, ARM
2.75%, 2/25/55 (9)	29,820	30	4.056%, 4/15/50	35,000	36
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2017-1, Class A1, CMO,			Trust
ARM			Series 2015-NXS2, Class C, ARM
2.75%, 10/25/56 (9)	55,351	56	4.387%, 7/15/58	10,000	10
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2017-1, Class M1, CMO,			Trust
ARM			Series 2017-C38, Class B, ARM
3.75%, 10/25/56 (9)	100,000	104	3.917%, 7/15/50	100,000	107
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2017-3, Class A1, CMO,			Trust
ARM			Series 2017-C39, Class B, 4.025%,
2.75%, 7/25/57 (9)	62,539	63	9/15/50	125,000	135
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2018-2, Class A1, CMO,			Trust
ARM			Series 2019-C51, Class A4,
3.25%, 3/25/58 (9)	119,101	121	3.311%, 6/15/52	115,000	123
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2018-3, Class A1, CMO,			Trust
ARM			Series 2019-JWDR, Class A,
3.75%, 5/25/58 (9)	82,045	85	2.584%, 9/15/31 (9)	100,000	100
Towd Point Mortgage Trust			WFRBS Commercial Mortgage Trust
Series 2018-SJ1, Class A1, CMO,			Series 2014-C19, Class A5,
ARM			4.101%, 3/15/47	40,000	43
4.00%, 10/25/58 (9)	73,249	74

Verus Securitization Trust			Securities Total Non-U.S. Government Mortgage-Backed
Series 2018-INV2, Class A1FX,			(Cost $8,061)		8,221
CMO, ARM
4.148%, 10/25/58 (9)	85,160	87
Verus Securitization Trust			U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
Series 2019-1, Class A1, CMO,			SECURITIES 6.0%
ARM
3.836%, 2/25/59 (9)	89,719	91	U.S. Government Agency Obligations 4.5% (13)
Verus Securitization Trust			Federal Home Loan Mortgage
Series 2019-2, Class A3, CMO,			2.50%, 4/1/30	36,092	37
ARM
3.448%, 4/25/59 (9)	98,405	99	3.00%, 12/1/42 - 4/1/43	133,191	137
Verus Securitization Trust			3.50%, 8/1/42 - 3/1/46	364,414	384
Series 2019-3, Class A3, CMO,			4.00%, 8/1/40 - 8/1/45	129,091	137
STEP			4.50%, 6/1/39 - 5/1/42	124,749	135
3.04%, 7/25/59 (9)	97,321	97	5.00%, 1/1/24 - 8/1/40	41,317	46
			6.00%, 8/1/21 - 8/1/38	12,435	14
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

6.50%, 3/1/32 - 4/1/32	2,757	3	Government National Mortgage
7.00%, 6/1/32	682	—	Assn., CMO,
Federal Home Loan Mortgage, ARM			3.00%, 11/20/47-12/20/47	58,859	60
12M USD LIBOR + 1.785%,			Government National Mortgage
4.535%, 9/1/32	107	—	Assn.
12M USD LIBOR + 1.831%,			CMO, ARM, 1M USD LIBOR +
4.781%, 1/1/37	1,942	2	0.30%, 2.344%, 9/20/48	32,179	32
12M USD LIBOR + 1.748%,			Government National Mortgage
4.872%, 2/1/37	6,145	6	Assn., CMO, IO,
Federal National Mortgage Assn.			4.50%, 2/20/39-12/20/39	8,232	—
3.00%, 2/1/43 - 2/1/44	48,352	50	Government National Mortgage Assn., TBA
3.50%, 6/1/42 - 5/1/46	361,370	380	3.50%, 11/20/49 (14)	100,000	104
4.00%, 11/1/40	70,415	75	4.50%, 10/20/49 (14)	25,000	26
Federal National Mortgage Assn.					2,589
ARM, 12M USD LIBOR + 1.884%,			Total U.S. Government & Agency Mortgage-
4.515%, 8/1/36	2,717	3	Backed Securities
Federal National Mortgage Assn.			(Cost $10,468)		10,609
CMO, 4.00%, 6/25/44	61,827	64
Federal National Mortgage Assn.
CMO, IO, 6.50%, 2/25/32	833	—	U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
Federal National Mortgage Assn., UMBS			MORTGAGE-BACKED) 3.5%
2.50%, 1/1/32 - 6/1/45	161,527	162
3.00%, 6/1/27 - 6/1/47	1,638,245	1,683	U.S. Treasury Obligations 3.5%
3.50%, 11/1/32 - 8/1/47	793,163	829	U.S. Treasury Bonds,
4.00%, 11/1/40 - 8/1/49	986,226	1,038	2.875%, 11/15/46	160,000	185
4.50%, 12/1/20 - 5/1/48	300,363	325	U.S. Treasury Bonds,
5.00%, 10/1/21 - 8/1/48	136,427	150	2.875%, 5/15/49	440,400	514
5.50%, 12/1/34 - 9/1/41	120,808	136	U.S. Treasury Bonds,
			3.00%, 8/15/48	190,000	226
6.00%, 8/1/21 - 1/1/41	79,866	93	U.S. Treasury Bonds,
6.50%, 7/1/32 - 5/1/40	46,478	54	3.00%, 2/15/49	640,000	764
7.00%, 4/1/32	451	1	U.S. Treasury Bonds,
UMBS, TBA			4.625%, 2/15/40	30,000	43
2.50%, 11/1/34 (14)	90,000	91	U.S. Treasury Notes,
3.00%, 11/1/34 - 11/1/49 (14)	760,000	772	1.625%, 6/30/21	290,000	290
3.50%, 10/1/34 - 11/1/49 (14)	1,182,000	1,213	U.S. Treasury Notes,
		8,020	1.75%, 6/30/22	125,000	126
			U.S. Treasury Notes,
U.S. Government Obligations 1.5%			2.125%, 5/31/21	400,000	403
Government National Mortgage Assn.			U.S. Treasury Notes,
3.00%, 7/15/43 - 8/20/46	229,767	237	2.375%, 1/31/23	270,000	277
3.50%, 7/20/42 - 1/20/49	739,814	774	U.S. Treasury Notes,
4.00%, 7/20/42 - 4/20/49	493,733	519	2.50%, 1/15/22	370,000	377
4.50%, 10/20/39 - 4/20/49	266,649	286	U.S. Treasury Notes,
5.00%, 3/20/34 - 5/20/48	325,535	354	2.875%, 10/31/23 (15)	2,290,000	2,408
5.50%, 10/20/32 - 3/20/49	156,469	170
6.00%, 4/15/36 - 12/20/38	16,801	20
6.50%, 3/15/26 - 12/20/33	4,469	4
7.00%, 9/20/27	3,047	3
8.00%, 4/15/26	341	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

		Shares/Par	$ Value			Shares/Par	$ Value
	(Cost and value in $000s)				(Cost and value in $000s)

	U.S. Treasury Notes,				T. Rowe Price International
	2.875%, 11/30/23	620,000	652		Bond Fund - I Class, 1.29%
			6,265	(16)	(17)	651,194	5,828
	Total U.S. Government Agency Obligations				Total Bond Mutual Funds
	(Excluding Mortgage-Backed)				(Cost $22,708)		22,678
	(Cost $5,845)		6,265
					EQUITY MUTUAL FUNDS 5.8%

	FOREIGN GOVERNMENT OBLIGATIONS &				T. Rowe Price Institutional
	MUNICIPALITIES 1.1%				Emerging Markets Equity
	CNAC HK Finbridge,			Fund	(17)	202,577	7,793
	4.625%, 3/14/23	200,000	210		T. Rowe Price Real Assets Fund
	KazMunayGas National,				- I Class (17)	212,179	2,411
	4.75%, 4/19/27	200,000	217		Total Equity Mutual Funds
	Perusahaan Gas Negara,				(Cost $7,349)		10,204
	5.125%, 5/16/24 (9)	200,000	218
	Republic of Colombia,
	4.00%, 2/26/24	320,000	338	SHORT	-TERM INVESTMENTS 3.6%
	Republic of Indonesia,
	3.70%, 1/8/22 (9)	260,000	267		Money Market Funds 3.6%
	Republic of South Africa,				T. Rowe Price Treasury Reserve
	5.65%, 9/27/47	200,000	200		Fund, 2.04% (17)(18)	6,450,694	6,451

	State of Israel,				Total Short-Term Investments
	5.50%, 1/31/42 (ILS)	560,000	268		(Cost $6,451)		6,451
	Syngenta Finance,
	3.933%, 4/23/21 (9)	205,000	209
					SECURITIES LENDING COLLATERAL 0.2%
	Total Foreign Government Obligations &
	Municipalities
	(Cost $1,819)		1,927		Investments in a Pooled Account through Securities Lending
					Program with JPMorgan Chase Bank 0.2%

	BOND MUTUAL FUNDS 12.8%			Short	-Term Funds 0.2%
					T. Rowe Price Short-Term Fund,
	T. Rowe Price Inflation Protected				2.07% (17)(18)	33,816	338
	Bond Fund - I Class, 2.18%
(16)	(17)	441	5		Total Investments in a Pooled Account through
					Securities Lending Program with JPMorgan
	T. Rowe Price Institutional				Chase Bank		338
	Emerging Markets Bond Fund,
	5.15% (16)(17)	927,831	7,859		Total Securities Lending Collateral
	T. Rowe Price Institutional				(Cost $338)		338
	Floating Rate Fund, 4.92%

(16)	(17)	115,100	1,133		Total Investments in Securities 101.5%
	T. Rowe Price Institutional High
	Yield Fund, 4.75% (16)(17)	892,360	7,853		(Cost $140,435)		$180,161
					Other Assets Less Liabilities (1.5)%		(2,641)
					Net Assets 100%		$177,520

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $343 and represents 0.2% of net assets.
(5)	Dutch certification
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7)	CHESS Depositary Interest
(8)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $11,265 and represents 6.3% of net assets.
(10)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(11)	Perpetual security with no stated maturity date.
(12)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(13)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(14)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $2,206 and represents
1.2% of net assets.
(15)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16)	SEC 30-day yield
(17)	Affiliated Companies
(18)	Seven-day yield
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
PTT	Pass-Through Trust
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts In 000s, except market price)
SWAPS (0.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%
Barclays Bank, Protection Sold (Relevant Credit: Republic of Colombia,
10.38%, 1/28/33, $161.25*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	217	1	1	—
Barclays Bank, Protection Sold (Relevant Credit: Republic of Indonesia,
5.88%, 3/13/20, $101.75*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	57	1	1	—
Barclays Bank, Protection Sold (Relevant Credit: Republic of South Africa,
5.50%, 3/9/20, $101.20*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	51	(2)	(2)	—
BNP Paribas, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32 , $141.89*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	5	—	—	—
Citibank, Protection Sold (Relevant Credit: Republic of Colombia, 10.38%,
1/28/33 , $161.25*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	670	1	2	(1)
Citibank, Protection Sold (Relevant Credit: Republic of South Africa,
5.50%, 3/9/20, $101.20*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	121	(5)	(4)	(1)
Goldman Sachs, Protection Sold (Relevant Credit: Republic of Indonesia,
5.88%, 3/13/20, $101.75*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	436	2	3	(1)
Goldman Sachs, Protection Sold (Relevant Credit: Republic of South
Africa, 5.50%, 3/9/20, $101.20*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	431	(19)	(16)	(3)
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, 4.88%,
8/13/19, 100.00 EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	10	—	—	—
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of South
Africa, 5.50%, 3/9/20, $101.20*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	115	(4)	(4)	—
Morgan Stanley, Protection Sold (Relevant Credit: Republic of Colombia,
10.38%, 1/28/33, $161.25*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	120	—	—	—
Morgan Stanley, Protection Sold (Relevant Credit: Republic of Indonesia,
5.88%, 3/13/20, $101.75*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	494	2	3	(1)

Total Bilateral Credit Default Swaps, Protection Sold			(16)	(7)
Total Bilateral Swaps			(16)	(7)

* Market price at September 30, 2019

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

						Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Bank of America, N.A.	10/10/19	USD	66	ILS	234$	(2)
Bank of America, N.A.	10/11/19	USD	115	KRW	135,605	2
Bank of America, N.A.	10/18/19	CZK	2,365	USD	104	(4)
Bank of America, N.A.	11/12/19	USD	16	ILS	57	—
Barclays Bank	10/11/19	KRW	265,085	USD	226	(4)
Barclays Bank	10/18/19	USD	102	CZK	2,365	2
Barclays Bank	11/12/19	USD	16	ILS	57	—
Barclays Bank	11/22/19	USD	108	EUR	98	1
BNP Paribas	11/22/19	USD	164	EUR	147	3
Canadian Imperial Bank of Commerce	10/10/19	USD	24	ILS	86	(1)
Citibank	10/10/19	ILS	406	USD	116	1
Citibank	10/11/19	USD	67	KRW	78,674	1
Citibank	11/12/19	USD	16	ILS	57	—
Citibank	11/22/19	USD	111	EUR	100	2
Citibank	1/14/20	USD	136	ILS	473	(1)
Credit Suisse	11/8/19	COP	205,625	USD	64	(5)
Goldman Sachs	11/8/19	USD	62	COP	205,625	3
Goldman Sachs	11/12/19	USD	16	ILS	57	—
Goldman Sachs	11/22/19	USD	151	EUR	135	3
HSBC Bank	10/10/19	USD	24	ILS	86	(1)
HSBC Bank	10/11/19	USD	136	KRW	157,348	4
HSBC Bank	11/12/19	USD	16	ILS	57	—
JPMorgan Chase	11/12/19	USD	16	ILS	57	—
JPMorgan Chase	11/15/19	USD	97	PLN	375	3
JPMorgan Chase	11/15/19	PLN	375	USD	99	(6)
Morgan Stanley	10/2/19	BRL	210	USD	50	—
Morgan Stanley	10/2/19	USD	55	BRL	210	4
Morgan Stanley	10/2/19	BRL	210	USD	56	(5)
Morgan Stanley	10/2/19	USD	50	BRL	210	—
Morgan Stanley	10/11/19	USD	134	KRW	157,348	3
Morgan Stanley	11/12/19	USD	17	ILS	59	—
State Street	10/11/19	KRW	263,890	USD	224	(4)
State Street	11/22/19	USD	151	EUR	135	3
UBS Investment Bank	11/12/19	USD	16	ILS	57	—

Net unrealized gain (loss) on open forward currency
exchange contracts						$2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 14 U.S. Treasury Long Bonds contracts	12/19	2,272$	(31)
Short, 13 U.S. Treasury Notes five year contracts	12/19	(1,549)	1
Short, 11 U.S. Treasury Notes ten year contracts	12/19	(1,433)	(6)
Long, 38 U.S. Treasury Notes two year contracts	12/19	8,189	1
Long, 8 Ultra U.S. Treasury Bonds contracts	12/19	1,535	(22)
Short, 17 Ultra U.S. Treasury Notes ten year contracts	12/19	(2,421)	(1)
Net payments (receipts) of variation margin to date			59
Variation margin receivable (payable) on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
T. Rowe Price Inflation Protected Bond Fund - I Class		$5		$11	$2
T. Rowe Price Institutional Emerging Markets Bond Fund		(88)		527	332
T. Rowe Price Institutional Emerging Markets Equity Fund		1		895	—
T. Rowe Price Institutional Floating Rate Fund		(12)		45	37
T. Rowe Price Institutional High Yield Fund		(32)		524	327
T. Rowe Price International Bond Fund - I Class		(90)		300	95
T. Rowe Price Real Assets Fund - I Class		2		281	—
T. Rowe Price Short-Term Fund		—		—	—++
T. Rowe Price Treasury Reserve Fund		—		—	89
Totals		$(214)#		$2,583	$882+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Inflation Protected Bond Fund - I Class	$258$		1	$265$	5
T. Rowe Price Institutional Emerging Markets Bond Fund	8,385		335	1,388	7,859
T. Rowe Price Institutional Emerging Markets Equity Fund	6,747		300	149	7,793
T. Rowe Price Institutional Floating Rate Fund	1,308		252	472	1,133
T. Rowe Price Institutional High Yield Fund	6,666	1,075		412	7,853
T. Rowe Price International Bond Fund - I Class	6,124		94	690	5,828
T. Rowe Price Real Assets Fund - I Class	2,228		—	98	2,411
T. Rowe Price Short-Term Fund	199		¤	¤	338
T. Rowe Price Treasury Reserve Fund	5,118		¤	¤	6,451
					$39,671^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $882 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $36,846.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Moderate Allocation Portfolio (the fund), formerly the Personal Strategy Balanced Portfolio, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$70,783$	23,711$	178$	94,672
Convertible Preferred Stocks		—	395	142	537
Fixed Income Securities[1]		—	45,281	—	45,281
Bond Mutual Funds		22,678	—	—	22,678
Equity Mutual Funds		10,204	—	—	10,204
Short-Term Investments		6,451	—	—	6,451
Securities Lending Collateral		338	—	—	338
Total Securities		110,454	69,387	320	180,161
Swaps		—	7	—	7
Forward Currency Exchange Contracts		—	35	—	35
Futures Contracts		1	—	—	1
Total		$110,455$	69,429$	320$	180,204
Liabilities
Swaps	$	— $	30$	— $	30
Forward Currency Exchange Contracts		—	33	—	33
Total	$	— $	63$	— $	63

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign
Government Obligations & Municipalities.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $12,000 for the period ended September 30, 2019.
During the period, transfers out of Level 3 were because observable market data became available for the security.
Additionally, during the period, transfers into and out of Level 3 include securities acquired as a result of a corporate action.

($000 s)		Gain
	Beginning	(Loss)		Transfers	Transfers	Ending
	Balance	During	Total	Into	Out of	Balance
	1/1/19	Period	Purchases	Level 3	Level 3	9/30/19
Investment in Securities
Common Stocks	$142	$11	$32	$1	$(8)	$178
Convertible
Preferred Stocks	131	1	19	–	(9)	142
Convertible
Bonds	1	–	–	–	(1)	–

Total	$274	$12	$51	$1	$(18)	$320